Liquidity and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidation and Going Concern

Note 2 — Liquidity and Going Concern

Since the Company’s formation, the Company has devoted substantial effort and capital resources to the design and development of its planned eVTOL aircraft and UAM network. Funding of these activities has primarily been through the net proceeds received from the issuance of related and third-party debt (Note 6), and the sale of preferred and common stock to related and third parties (Note 8). Through March 31, 2022, the Company has incurred cumulative losses from operations, negative cash flows from operating activities, and has an accumulated deficit of $432.8 million. Following the closing of the Business Combination on the Closing Date, the Company received net cash proceeds of $801.8 million. Additionally, the Company had cash and cash equivalents of $704.2 million as of March 31, 2022, which management believes will be sufficient to fund the Company’s current operating plan for at least the next 12 months from the date these consolidated condensed financial statements were issued.

There can be no assurance that the Company will be successful in achieving its business plans, that the Company’s current capital will be sufficient to support its ongoing business plans, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If the Company’s business plans require it to raise additional capital, but the Company is unable to do so, it may be required to alter, or scale back its aircraft design, development and certification programs, as well as its manufacturing capabilities, or be unable to fund capital expenditures. Any such events would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve the Company’s intended business plans.

Note 2 — Liquidity and Going Concern

Since our formation, we have devoted substantial effort and capital resources to the design and development of our planned eVTOL aircraft and UAM network. Funding of these activities has primarily been through the net proceeds received from the issuance of related and third-party debt (Note 7 and Note 8), and the sale of preferred and common stock to related and third parties (Note 10). Through December 31, 2021, we have incurred cumulative losses from operations, negative cash flows from operating activities, and have an accumulated deficit of $373.6 million. Following the closing of the Business Combination on the Closing Date, we received net cash proceeds of $801.8 million. Additionally, we had cash and cash equivalents of $746.9 million as of December 31, 2021, which management believes will be sufficient to fund our current operating plan for at least the next 12 months from the date these consolidated financial statements were issued.

There can be no assurance that we will be successful in achieving our business plans, that our current capital will be sufficient to support our ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If events or circumstances occur such that we do not meet our business plans, we may be required to raise additional capital, alter, or scale back our aircraft design, development and certification programs, as well as our manufacturing capabilities, or be unable to fund capital expenditures. Any such events would have a material adverse effect on our financial position, results of operations, cash flows, and ability to achieve our intended business plans.